Income Taxes - Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Current income tax charge	$ 174	$ 86
Adjustments to current income tax estimates	1	(11)
Provisions for (recovery of) income taxes. current	175	75
Relating to origination and reversal of temporary differences	(723)	378
Adjustments to deferred income tax estimates	(251)	18
Provisions for (recovery of) income taxes, deferred	$ (974)	$ 396